Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Schedule of deferred revenue

	Note	12.31.22	12.31.21
Non-current
Nonrefundable customer contributions		1,875	3,287
Investment plan	2.c	1,802	—
Total Non-current		3,677	3,287

Current
Nonrefundable customer contributions		44	86